Intangible assets net	12 Months Ended
Sep. 30, 2023
Intangible assets net
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets, net, consisted of the following:

	September 30,	September 30,
	2023	2022

Software	$14,049	$14,409
Purchased patents	977,287	1,002,360
Subtotal	991,336	1,016,769
Less: accumulated amortization	(988,276)	(1,004,856)
Intangible assets, net	$3,060	$11,913

Amortization expense was $8,849, $54,359, and $111,096 for the fiscal years ended September 30, 2023, 2022, and 2021, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Fiscal 2024	$448
Fiscal 2025	448
Fiscal 2026	448
Fiscal 2027	448
Fiscal 2028	448
Thereafter	820
Total	$3,060